Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 29, 2017
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908406
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2017
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
AMERICAN CENTURY INVESTMENT TRUST | NT HIGH INCOME FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Investment Trust Prospectus Supplement
NT High Income Fund
Supplement dated October 2, 2017 ■ Prospectus dated July 28, 2017

The advisor has agreed to waive 0.075 percentage points of the Investor Class's management fee. The advisor expects this waiver to continue until October 1, 2018 and cannot terminate it prior to such date without the approval of the Board of Trustees.